Commitments and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 08, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024
Commitments and Contingencies [Line Items]
Fixed annual interest rate					4.00%
Grants intended costs, description		The grant was intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India and China, based on the approved budget for the plan over a period of three years.
Marketing grants received amount				$ 668
Percentage required to pay royalties rate		5.00%
Amount equal		150.00%
Pay royalties up to an amount		$ 586
Authority amount		$ 31
Contingent claim	$ 1,255
Bank of Israel [Member]
Commitments and Contingencies [Line Items]
SOFR Interest rate		0.72%
Israel Innovation Authority [Member]
Commitments and Contingencies [Line Items]
Royalty payable range		3.00%
Percent of grants received paid in royalties		100.00%
Amount of royalties paid or accrued,		$ 56,016
Total research and development grants		50,226
Accumulated interest, grants		30,442
Accumulated royalties paid		24,652
Royalty expenses		$ 2,144	$ 1,825	$ 1,528
Israeli Ministry of Trade [Member]
Commitments and Contingencies [Line Items]
Royalty payable range				3.00%
Grant approved over a period		5 years
Israeli Ministry of Trade [Member] | Bank of Israel [Member]
Commitments and Contingencies [Line Items]
SOFR Interest rate					1.00%
BIRD-F [Member]
Commitments and Contingencies [Line Items]
Accumulated royalties paid		$ 478
Proceeds from grants received		340
Linkage to CPI		710
Pay royalties up to an amount		1,064
December 31, 2024 [Member]
Commitments and Contingencies [Line Items]
Bank guarantee		44
June 01, 2025 [Member]
Commitments and Contingencies [Line Items]
Bank guarantee		767
May 01, 2025 [Member]
Commitments and Contingencies [Line Items]
Bank guarantee		$ 165